Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 3, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios

File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

Reference is made to the letter filed with the Securities and Exchange Commission by the Victory Portfolios (the "Registrant") on May 2, 2024, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), Accession No. 0001683863-24-003770 (the "Initial 497J Letter"). This later dated May 3, 2024 replaces in its entirety the Initial 497J Letter.

On behalf of the Registrant with respect to each series of the Registrant with a fiscal year ended December 31, 2023 (the "Funds"), and pursuant to Rule 497(j) under the Securities Act, I hereby certify that with respect to the Funds:

(1)Except with respect to the prospectus for the Victory Low Duration Bond Fund, the forms of prospectuses and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 201 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 26, 2024, accession number 0001683863-24- 003121.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Portfolios

By: /s/ James K. De Vries James K. De Vries President

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